Equity (Details 5) $ / shares in Units, Pure in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) year $ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Statement of changes in equity [abstract]
Increase of treasury share repurchase obligation under a share buyback trading plan	$ (284)
Maximal amount of share buyback programm	$ 5,000
Written call options held by market maker	11
Written call options, contractual live | year	10
Written call options, contractual live, remaining | year	5
Written call options, weighted average exercise price | $ / shares	$ 62.70
Amount recorded in equity related to hyperinflation	$ 38	$ 0	$ 0